FINANCE LEASE PAYABLES (Details) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Disclosure of finance lease and operating lease by lessee
Minimum finance lease payments payable, at present value IFRS 16	¥ 4,081,270
Total minimum lease payments	4,401,097
Future finance charges	(319,827)
Total net finance lease payables	4,081,270
Portion classified as current liabilities	(2,328,358)
Non-current portion	1,752,912
Within 1 Year
Disclosure of finance lease and operating lease by lessee
Minimum finance lease payments payable, at present value IFRS 16	2,328,358
Total minimum lease payments	2,518,653
Total net finance lease payables	2,328,358
1 to 2 Years
Disclosure of finance lease and operating lease by lessee
Minimum finance lease payments payable, at present value IFRS 16	1,075,050
Total minimum lease payments	1,161,490
Total net finance lease payables	1,075,050
In the third to fifth years, inclusive
Disclosure of finance lease and operating lease by lessee
Minimum finance lease payments payable, at present value IFRS 16	664,889
Total minimum lease payments	707,716
Total net finance lease payables	664,889
Over 5 years
Disclosure of finance lease and operating lease by lessee
Minimum finance lease payments payable, at present value IFRS 16	12,973
Total minimum lease payments	13,238
Total net finance lease payables	¥ 12,973